SUBSEQUENT EVENTS	12 Months Ended
Jan. 31, 2020
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

12. SUBSEQUENT EVENTS

Except as noted in Note 11 and below, there are no subsequent events that have occurred since January 31, 2020 that required recognition or disclosure in the financial statements.

 RIDER A

Securities Purchase Agreement

In connection with the financing between Timber and certain investors (“Timber Funding”) on March 27, 2020, Timber and BioPharmX entered into a securities purchase agreement (the ‘‘Securities Purchase Agreement’’), with certain accredited investors (the ‘‘Investors’’) pursuant to which, among other things, Timber agreed to issue to the Investors Timber common units immediately prior to the Merger and BioPharmX agreed to issue to the Investors warrants to purchase shares of BioPharmX common stock on the tenth trading day following the consummation of the Merger (the ‘‘Investor Warrants’’) in a private placement transaction for an aggregate purchase price of approximately $25 million (which amount is comprised of (x) a $5 million credit with respect to certain senior secured notes (the ‘‘Notes’’) issued in connection with a bridge loan from the Investors to Timber in an aggregate amount of $3.75 million (the ‘‘Timber Bridge Loan’’) and (y) $20 million in cash from the Investors (the ‘‘Purchase Price’’). In summary, immediately after the Merger, and not accounting for additional shares of BioPharmX common stock that may be issuable pursuant to the adjustment provisions in the Investor Warrants sold in the Timber Funding, Timber’s common members (including holders of VARs and investors providing the Timber Funding) will own in the aggregate (or have the right to receive) approximately 88.5% of the outstanding capital stock of BioPharmX, with BioPharmX’s stockholders as of immediately prior to the Effective Time owning approximately 11.5% of the outstanding capital stock of BioPharmX, subject to adjustment as set forth in this proxy statement/prospectus/information statement. The formula used to determine the shares to be issued to Timber common unitholders in the Merger excludes BioPharmX’s outstanding stock options and warrants which are out-of-the-money and not exchangeable for common stock of BioPharmX pursuant to a fundamental transaction and other adjustments.

Each preferred membership unit of Timber will be converted into shares of a newly created class of BioPharmX convertible preferred stock. BioPharmX will assume outstanding and unexercised VARs of Timber, and in connection with the Merger they will become denoted in (and payable in) shares of BioPharmX’s common stock (instead of Timber common units).